Risk Management and Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2025
Risk Management and Financial Instruments [Abstract]
Schedule of Consolidated Financial Statements

Financial instruments are recognized in the unaudited condensed consolidated interim financial information as follows:

	Note	September 30, 2025	December 31, 2024
Assets
Fair value through profit or loss (1)
Financial / Overnight investments	3	1,501,596	3,350,654
National treasury bills	3	124,088	97,531
Derivative assets		262,706	84,468
Amortized cost (2)
Cash at banks	3	1,962,794	2,197,822
CME Margin investments	3	523,583	104,220
Trade accounts receivable	4	3,847,840	3,735,540
Related party receivables	8	—	77,355
Financial investments	3	45,831	—
Total		8,268,438	9,647,590
Liabilities
Amortized cost
Loans and financing	16	(20,768,643)	(19,326,796)
Trade accounts payable and supply chain finance	15	(6,588,550)	(6,194,223)
Debt with related party	8	(212,989)	—
Lease	12.2	(1,797,698)	(1,734,029)
Fair value through profit or loss
Derivative liabilities		(571,668)	(266,066)
Total		(29,939,548)	(27,521,114)

(1)	CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value; (ii) national treasury bill are measured at fair value.
(2)	Loans and receivables are classified as amortized cost. The trade accounts receivable are short-term and net of expected losses.

Schedule of Fair Value of Assets and Liabilities Through Profit or Loss

Level 2 - Inputs other than Level 1, in which prices are quoted for similar assets and liabilities, either directly by obtaining prices in active markets or indirectly through valuation techniques that use data from active markets;

	September 30, 2025			December 31, 2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial assets
Financial investments	—	1,501,596	1,501,596	—	3,350,654	3,350,654
National treasury bills	124,088	—	124,088	97,531	—	97,531
Derivative assets	—	262,706	262,706	—	84,468	84,468

Financial liabilities
Derivative liabilities	—	571,668	571,668	—	266,066	266,066

Schedule of Estimated Fair Value	The following details the estimated fair value of notes:
	September 30, 2025			December 31, 2024
Description	Principal	Price (% of the Principal)	Fair value	Principal	Price (% of the Principal)	Fair value
Notes 2.50% JBS Lux 2027	105,951	97.61%	103,416	1,000,000	94.98%	949,770
Notes 5.13% JBS Lux 2028	—	—	—	899,740	99.50%	895,205
Notes 3.00% JBS Lux 2029	599,957	95.82%	574,885	599,957	91.20%	547,161
Notes 6.50% JBS Lux 2029	—	—	—	69,906	100.52%	70,273
Notes 5.50% JBS Lux 2030	—	—	—	1,249,685	99.77%	1,246,786
Notes 3.75% JBS Lux 2031	493,000	94.58%	466,270	493,000	88.93%	438,435
Notes 3.00% JBS Lux 2032	1,000,000	89.32%	893,240	1,000,000	83.22%	832,210
Notes 3.63% JBS Lux 2032	968,780	93.21%	903,029	968,780	87.96%	852,178
Notes 5.75% JBS Lux 2033	1,661,675	104.30%	1,733,094	1,661,675	99.54%	1,654,048
Notes 6.75% JBS Lux 2034	1,507,046	110.44%	1,664,397	1,507,046	105.85%	1,595,148
Notes 4.38% JBS Lux 2052	900,000	78.51%	706,599	900,000	110.50%	994,482
Notes 6.50% JBS Lux 2052	1,548,000	105.01%	1,625,477	1,548,000	101.53%	1,571,731
Notes 7.25% JBS Lux 2053	900,000	114.02%	1,026,180	900,000	74.94%	674,487
Notes 5.5% JBS Lux 2036	1,250,000	101.57%	1,269,575	—	—	—
Notes 6.25% JBS Lux 2056	1,250,000	102.09%	1,276,138	—	—	—
Notes 6.38% JBS Lux 2066	1,000,000	102.53%	1,025,270	—	—	—
Notes 5.95% JBS USA 2035	1,000,000	104.88%	1,048,800	—	—	—
Notes 6.38% JBS USA 2055	750,000	103.85%	778,838	—	—	—
Notes 4.25% PPC 2031	796,158	96.70%	769,901	855,725	92.24%	789,303
Notes 3.5% PPC 2032	899,600	91.34%	821,695	900,000	86.34%	777,033
Notes 6.25% PPC 2033	922,521	106.53%	982,771	980,000	102.16%	1,001,178
Notes 6.88% PPC 2034	500,000	110.34%	551,720	500,000	106.73%	533,650
	18,052,688		18,221,295	16,033,514		15,423,078

Schedule of Assets and Liabilities Exposed to Floating Interest Rates	The main exposure to financial risks as of September 30, 2025 and December 31, 2024 are shown below:
	September 30, 2025	December 31, 2024
Net exposure to the CDI / FED rate:
CDB-DI (Bank certificates of deposit) / Overnight investments	832,077	760,300
CME Margin investments	523,583	104,000
Related party transactions	(162,765)	527
Credit note - export	(1,364)	(1,704)
National treasury bills	68,347	58,757
Livestock financing - Pre	(114,174)	—
Subtotal	1,145,704	921,880
Derivatives (Swap)	(936,290)	(1,285,134)
Total	209,414	(363,254)
Net exposure to the IPCA rate:
Margin cash	—	3,867
Related party transactions	(50,224)	77,355
Treasury bills	48,401	35,127
CRA - Agribusiness Credit Receivable Certificates	(1,706,599)	(1,163,028)
Subtotal	(1,708,422)	(1,046,679)
Derivatives (Swap)	814,994	1,150,685
Total	(893,428)	104,006
Liabilities exposure to the SOFR rate:
Export credit note	(251,707)	(102,367)
Prepayment	—	(100,296)
Prepayment - exchange agreement	(4,360)	(2,599)
Total	(256,067)	(205,262)

Schedule of Contracts Exposure Scenario

Sensitivity analysis as of September 30, 2025:

			Scenario (I) VaR 99% C.I. 1 day		Scenario (II) Interest rate variation - 50%		Scenario (III) Interest rate variation - 100%
Contracts exposure	Risk	Current scenario	Rate	Effect on income	Rate	Effect on income	Rate	Effect on income
CDI / FED	Decrease	14.90%	14.83%	(153)	7.45%	(15,232)	—	—
				(153)		(15,232)		—

			Scenario (I) VaR 99% C.I. 1 day		Scenario (II) Interest rate variation - 25%		Scenario (III) Interest rate variation - 50%
Contracts exposure	Risk	Current scenario	Rate	Effect on income	Rate	Effect on income	Rate	Effect on income
IPCA	Increase	5.13%	5.14%	(53)	6.41%	(11,191)	7.70%	(22,374)
SOFR	Increase	4.24%	4.24%	(10)	5.30%	(2,650)	6.36%	(5,300)
				(63)		(13,841)		(27,674)
US Dollar (amounts in thousands of US$):
		Current	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US$	Risk	exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Appreciation	1.0000	0.9813	(69,354)	0.8500	(555,131)	0.7000	(1,110,262)
Financial	Depreciation	1.0000	0.9813	11,076	0.8500	88,658	0.7000	177,316
Derivatives	Appreciation	1.0000	0.9813	(9,314)	0.8500	(74,552)	0.7000	(149,103)
				(67,592)		(541,025)		(1,082,049)
EURO (amounts in thousands of US$):
			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US$	Risk	Current exchange	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Appreciation	0.8521	0.8688	(4,681)	1.0025	(36,611)	1.2174	(73,223)
Financial	Depreciation	0.8521	0.8688	41	1.0025	323	1.2174	645
Derivatives	Depreciation	0.8521	0.8688	1,510	1.0025	11,813	1.2174	23,626
				(3,130)		(24,475)		(48,952)
British Pound (amounts in thousands of US$):
			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 15%		Scenario (iii) Interest rate variation - 30%
Exposure of US$	Risk	Current exchange	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Appreciation	0.7437	0.7571	(3,937)	0.8750	(33,418)	1.0624	(66,836)
Financing	Depreciation	0.7437	0.7571	2	0.8750	18	1.0624	36
Derivatives	Depreciation	0.7437	0.7571	1,025	0.8750	8,705	1.0624	17,410
				(2,910)		(24,695)		(49,390)

Sensitivity analysis as of September 30, 2025:

			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) @ Variation - 15%		Scenario (ii) @ Variation - 30%
Exposure	Risk	Current price	Price	Effect on income	Price	Effect on income	Price	Effect on income

Operating	Depreciation	39	39	(26,807)	33	(402,107)	27	(804,213)
Derivatives	Appreciation	32	33	(17,488)	37	(262,327)	42	(524,654)
				(44,295)		(664,434)		(1,328,867)

Sensitivity analysis as of September 30, 2025:

			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) @ Variation - 15%		Scenario (ii) @ Variation - 30%
Exposure	Risk	Current price	Price	Effect on income	Price	Effect on income	Price	Effect on income

Operating	Appreciation	66	67	(4,204)	76	(63,060)	86	(126,120)
Derivatives	Appreciation	12	12	(12,143)	14	(182,143)	15	(364,287)
				(16,347)		(245,203)		(490,407)

Schedule of Sensitivity Analysis Fair Value Asset and Liability
			September 30, 2025				December 31, 2024
Instrument	Risk factor	Maturity	Notional	Fair value (Asset) - US$	Fair value (Liability) - US$	Fair value	Notional	Fair value (Asset) - US$	Fair value (Liability) - US$	Fair value

	IPCA	2027	183,960	205,686	(219,908)	(14,222)	158,004	162,453	(171,479)	(9,026)
	IPCA	2031	—	—	—	—	189,071	212,403	(224,840)	(12,437)
	IPCA	2032	132,021	155,844	(181,597)	(25,753)	183,123	192,464	(216,650)	(24,186)
Swap	IPCA	2034	146,155	153,138	(166,492)	(13,354)	127,416	124,373	(135,650)	(11,277)
	IPCA	2037	240,785	300,326	(368,293)	(67,967)	189,239	215,192	(263,254)	(48,062)
	IPCA	2038	—	—	—	—	142,320	143,557	(159,263)	(15,706)
	IPCA	2039	—	—	—	—	20,854	20,363	(21,830)	(1,467)
	IPCA	2044	—	—	—	—	80,745	79,880	(92,168)	(12,288)

			702,921	814,994	(936,290)	(121,296)	1,090,772	1,150,685	(1,285,134)	(134,449)

Schedule of Exposure	The Group discloses these exposures considering the fluctuations of an exchange rate in particular towards the functional currency of each subsidiary.
	USD		EUR		GBP
	September 30, 2025	December 31, 2024	September 30, 2025	December 31, 2024	September 30, 2025	December 31, 2024
OPERATING
Cash and cash equivalents	1,880,059	1,639,584	65,302	50,341	19,473	16,097
Trade accounts receivable	835,127	1,073,398	136,706	165,016	211,821	65,684
Sales orders	1,455,130	1,062,765	173,190	78,854	16,869	54,370
Trade accounts payable	(303,485)	(297,536)	(96,310)	(78,268)	(19,973)	(16,271)
Purchase orders	(76,189)	(83,493)	(28,891)	(8,928)	—	—
Subtotal	3,790,642	3,394,718	249,997	207,015	228,190	119,880
FINANCIAL
Margin cash	457	220	—	—	—	—
Advances to customers	(3,796)	(4,683)	(2,202)	(1,562)	(122)	(191)
Loans and financing	(602,050)	(1,290,871)	—	(614)	—	—
Subtotal	(605,389)	(1,295,334)	(2,202)	(2,176)	(122)	(191)
Subtotal	3,185,253	2,099,384	247,795	204,839	228,068	119,689

Total exposure	3,185,253	2,099,384	247,795	204,839	228,068	119,689
DERIVATIVES
Future contracts	622,477	1,840	(79,270)	(85,595)	(40,607)	(34,095)
Deliverable Forwards (DF´s)	(387,723)	(664,084)	21,024	70,949	(18,833)	(26,785)
Non-Deliverable Forwards (NDF´s)	274,312	(417,158)	(22,416)	(19,559)	—	(6,262)
Total derivatives	509,066	(1,079,402)	(80,662)	(34,205)	(59,440)	(67,142)
NET EXPOSURE	3,694,319	1,019,982	167,133	170,634	168,628	52,547

Schedule of Future Contracts
			September 30, 2025			December 31, 2024
Instrument	Risk factor	Nature	Quantity	Notional (US$)	Fair value	Quantity	Notional (US$)	Fair value

Future Contract	American dollar	Long	62,247	622,477	359	4,765	1,840	12

			September 30, 2025			December 31, 2024
Instrument	Risk factor	Nature	Notional (US$)	Notional (US$)	Fair value	Notional (US$)	Notional (US$)	Fair value

Deliverable Forwards	American dollar	Short	(387,723)	(387,723)	6,657	(664,084)	(664,084)	(16,868)
Non-Deliverable Forwards	American dollar	Long	274,312	274,312	(7,102)	(417,158)	(417,158)	(950)
			September 30, 2025			December 31, 2024
Instrument	Risk factor	Nature	Quantity	Notional (US$)	Fair value	Quantity	Notional (US$)	Fair value
Future Contract	Euro	Short	(6,755)	(79,270)	(31)	2,074	(85,595)	49

			September 30, 2025			December 31, 2024
Instrument	Risk factor	Nature	Notional (EUR)	Notional (US$)	Fair value	Notional (EUR)	Notional (US$)	Fair value

Deliverable Forwards	Euro	Long	17,916	21,024	1,120	68,259	70,949	2,376
Non-Deliverable Forwards	Euro	Short	(19,102)	(22,416)	(414)	(18,818)	(19,559)	420
			September 30, 2025			December 31, 2024
Instrument	Risk factor	Nature	Notional (GBP)	Notional (US$)	Fair value	Notional (GBP)	Notional (US$)	Fair value

Future Contract	British pound	Long	(3,020)	(40,607)	(24)	1,219	(34,095)	12

			September 30, 2025			December 31, 2024
Instrument	Risk factor	Nature	Notional (GBP)	Notional (US$)	Fair value	Notional (GBP)	Notional (US$)	Fair value

Deliverable Forwards	British pound	Long	(14,006)	(18,833)	171	(21,368)	(26,785)	(675)
Non-Deliverable Forwards	British pound	—	—	—	—	(4,996)	(6,262)	(128)

Derivatives financial instruments breakdown:

			September 30, 2025		December 31, 2024
Instrument	Risk factor	Nature	Quantity	Fair value	Quantity	Fair value

Future Contracts	Commodities (livestock)	Long	3,000	(283)	6,548	(3,080)
Deliverable Forwards	Commodities (livestock)	Short	(28,560)	(277,295)	(38,658)	(45,524)

Derivatives financial instruments breakdown:

			September 30, 2025		December 31, 2024
Instrument	Risk factor	Nature	Quantity	Fair value	Quantity	Fair value

Future Contracts	Commodities (grains and others)	Long	22,632	(2,097)	6,949	97
Deliverable Forwards	Commodities (grains and others)	Short	(25,573)	(147,049)	16,144	(15,984)
Non Deliverable Forwards	Commodities (grains and others)	Long	2,250,000	(1,498)	—	—

In these hedge relationships, the main sources of ineffectiveness are the effect of the counterparties and the Group’s own credit risk on the fair value of the forward foreign exchange contracts, which is not reflected in the change in the fair value of the hedged cash flows attributable to the change in exchange rates; changes in commodities prices; and changes in the timing of the hedged transactions.

Hedge accounting - Derivative instruments	Risk factor	Quantity	Notional	Fair value
Future contracts	Commodities	5,488	30,312	(371)

Schedule of Position Balance in Commodities and Corn Contracts	Position balance in commodities and corn contracts:
Exposure in Commodities (Livestock) - Expressed in contract quantity	September 30, 2025	December 31, 2024
OPERATING
Firm contracts	35,267	31,028
Subtotal	35,267	31,028
DERIVATIVES
Future contracts	3,000	6,548
Deliverable Forwards	(28,560)	(38,658)
Subtotal	(25,560)	(32,110)
NET EXPOSURE	9,707	(1,082)
Exposure in Commodities (Grains and others) - Expressed in contract quantity	September 30, 2025	December 31, 2024
OPERATING
Firm contracts	5,152	8,681
Subtotal	5,152	8,681
DERIVATIVES
Future contracts	22,632	6,949
Deliverable Forwards	(25,573)	16,144
Non Deliverable Forwards	2,250,000	—
Subtotal	2,247,059	23,093
NET EXPOSURE	2,252,211	31,774

Schedule of Statement of Income

The following table presents the effects on income (loss) for the period, other comprehensive income, and the on the statement of financial position of derivative financial instruments contracted for hedging foreign exchange, commodity prices, and interest rates (cash flow and fair value hedges):

	September 30, 2025	September 30, 2024
Statements of income:

Cost of sales before hedge accounting adoption	(5,697,535)	(5,053,872)

Derivatives operating income (loss)	(1,255)	98
Commodities	(1,255)	98
Cost of sales with hedge accounting	(5,698,790)	(5,053,774)

Financial income (expense), net excluding derivatives	20,210	(56,114)

Derivatives financial income (expense), net	(2,935)	(106,698)
Currency	—	(84,351)
Commodities	(2,935)	(22,047)
Interest	—	(300)

Financial income (expense), net	17,275	(162,812)

Schedule of Other Comprehensive Income (Expense)

Below are the effects on other comprehensive income (expense), after the adoption of hedge accounting:

	September 30, 2025	September 30, 2024
Statements of other comprehensive income (expense):

Financial instruments designated as hedge accounting:	(287)	932
Commodities	(287)	932
Other comprehensive income	(61)	1,412

Schedule of Hedge Cash Flow Movement
Hedge cash flow movement	December 31, 2024	OCI	September 30, 2025
Hedge accounting operation	186	(61)	125
(-) Income Tax	(63)	21	(42)
Total of other comprehensive income (expense)	123	(40)	83

Schedule of Balance Sheet
	September 30, 2025	December 31, 2024
Statement of financial position:
Derivative (liabilities)/assets	(371)	84
Financial instruments designated as hedge accounting:
Commodities	(371)	84

Derivative (liabilities)/assets	225	69
Financial instruments not designated as hedge accounting:
Exchange	225	69
Other comprehensive income (expense)	(287)	306
Commodities	(287)	306

Inventories	446	20
Commodities	446	20

Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities

Open amounts in statement of financial position of derivative assets and liabilities:

	September 30, 2025	December 31, 2024
Assets:

Designated as hedge accounting	—	84
Exchange derivaties	—	84
Not designated as hedge accounting	—	69
Exchange	—	69
Current assets	—	153

(Liabilities):
Designated as hedge accounting	371	—
Commodities	371	—

Not designated as hedge accounting	(219)	—
Commodities	6	—
Currency	(225)	—
Current liabilities	152	—

Schedule of Contractual Obligation Amounts from Financial Liabilities

The table below shows the contractual obligation amounts from financial liabilities of the Group according to their maturities:

	September 30, 2025					December 31, 2024
	Until 1 year	Between 2 and 3 years	Between 4 and 5 years	More than 5 years	Total	Until 1 year	Between 2 and 3 years	Between 4 and 5 years	More than 5 years	Total

Trade accounts payable and supply chain finance	6,588,550	—	—	—	6,588,550	6,194,223	—	—	—	6,194,223
Loans and financing	999,408	247,669	791,824	18,729,742	20,768,643	2,084,225	1,046,253	1,688,693	14,507,625	19,326,796
Estimated interest on loans and financing (1)	1,212,956	2,435,277	2,315,745	13,640,832	19,604,810	2,458,318	2,440,620	839,949	5,670,017	11,408,904
Derivatives liabilities (assets)	454,986	116,682	—	—	571,668	165,979	100,087	—	—	266,066
Payments of leases	356,358	565,203	311,398	564,739	1,797,698	335,681	426,404	274,798	697,146	1,734,029
Future contracts - Commodities	155,840	24,515,209	5,732,972	3,131,762	33,535,783	58,997	28,244,384	4,238,571	986,771	33,528,723

(1)	Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates for the nine-month period ended September 30, 2025 and for the year ended December 31, 2024. Payments in foreign currencies are estimated using the September 30, 2025 and December 31, 2024 exchange rates.